Intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Intangible assets
Schedule of goodwill
	Millions of euros
	06-30-2018	12-31-2017

Santander UK plc	8,387	8,375
Banco Santander (Brazil), S.A.	4,416	4,988
Bank Zachodni WBK S.A.	2,362	2,473
Santander Consumer USA Holdings Inc.	2,065	2,007
Santander Bank, National Association	1,761	1,712
Santander Consumer Germany	1,217	1,217
Santander Asset Management	1,173	1,173
Banco Santander Totta, S.A.	1,040	1,040
Banco Santander (Chile)	657	676
Santander Consumer Bank (Nordics)	500	518
Grupo Financiero Santander (México)	427	413
Other entities (*)	1,030	1,177
	25,035	25,769

(*)  As of June 30, 2018 and December 31, 2017 includes EUR 248 million of Banco Popular Español, S.A.